Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables
Schedule of trade receivables

	2022	2021

Credit card companies (note 7.1)	79	65
Credit card companies - related parties (note 11.2)	4	15
Sales vouchers and trade receivables	255	655
Private label credit card	34	53
Receivables from related parties (note 11.2)	5	13
Receivables from suppliers	42	66
Allowance for doubtful accounts (note 7.2)	(2)	(35)
	417	832

Current	417	831
Non-current	-	1

Schedule of estimated losses on doubtful accounts

	2022	2021	2020

At the beginning of the year	(35)	(43)	(32)
Allowance booked for the year	(40)	(57)	(86)
Write-offs of receivables	38	61	78
Deconsolidation Sendas	-	-	4
Assets held for sale or distribution and discontinued operations	25	-	-
Foreign currency translation adjustment	10	4	(7)
At the end of the year	(2)	(35)	(43)

Schedule of gross trade receivables

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2022	419	404	10	1	1	3
12.31.2021	867	729	110	17	9	2